Significant Accounting Estimates and Assumptions - Disclosure in tabular form of Woori Bank loan deferment interest deferment and reclassification from twelve month expected credit losses to life time expected credit losses (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment	₩ 2,177,011	₩ 2,595,642
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	1,946,959	2,260,412
The expected credit loss allowances that are additionally recognized	325,014	284,714
Corporates [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment	1,960,524	2,428,496
The expected credit loss allowances that are additionally recognized	312,371	275,057
General retail [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment	216,487	167,146
The expected credit loss allowances that are additionally recognized	12,643	9,657
Lifetime expected credit losses [member] | Corporates [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	1,777,108	2,125,492
Lifetime expected credit losses [member] | General retail [Member] | Woori bank [Member]
Disclosure In Tabular Form Of Loan Deferment Interest Deferment And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	₩ 169,851	₩ 134,920